Reconciliation of Beginning and End of Period Amounts of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Income Tax Contingency [Line Items]
Balance at beginning of period	$ 92,523	$ 95,013	$ 84,777	$ 84,777
Increase related to prior periods	150	2,608	13,337
Decrease related to prior periods	(311)	(541)	(6,375)
Increase related to current periods	7	3,113	2,865
Decrease related to settlement with taxing authorities		(5,928)	(413)
Decrease related to lapse in statutes of limitations	(959)	(1,742)	(2,731)
Increase related to acquisition			3,553
Balance at end of period	$ 91,410	$ 92,523	$ 95,013	$ 84,777